Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

August 31, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Huntington Strategy Shares (the “Trust”)

       File Nos. 333-170750; 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Huntington Strategy Shares listed below; and (ii) the text of Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 27, 2015, with an effective date of August 28, 2015, with regard to the following Huntington Strategy Shares:

•	Huntington US Equity Rotation Strategy ETF, and

•	Huntington EcoLogical Strategy ETF.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton

Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.